CASH FLOW GENERATED FROM OPERATIONS - RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation from profit before income tax to net cash generated from operations:
Profit before income tax:	¥ 1,068,800	$ 155,450	¥ 1,347,132	¥ 1,544,009
Adjustments for:
Depreciation of fixed assets (Note 6)	1,609,743		1,662,460	1,518,970
Impairment of fixed assets (Note 6)	10,363		11,185	0
Impairment of construction-in-progress (Note 7)	0		0	5,662
Provision for impairment of materials and supplies (Note 18)	11,361		7,844	(5,209)
Amortisation of leasehold land payments (Note 8)	55,782		45,680	38,670
Loss on disposal of fixed assets and costs on repairs	261,476		321,741	133,073
Amortisation of long-term prepaid expenses (Note 13)	12,909		3,168	6,968
Share of results of associates, net of tax (Note 11)	(7,177)		(6,944)	(7,223)
Dividend income on FVOCI/AFS (Note 31)	(6,473)		(6,473)	(5,884)
Investment income from liquidation of a subsidiary (Note 31)	(81)		0	0
(Reversal of)/provision for impairment of receivables	(1,061)		5,901	5
Amortisation of deferred income	(5,988)		(3,282)	(3,258)
Interest income	(5,845)		(4,647)	(4,353)
Operating profit before working capital changes	3,003,809		3,383,765	3,221,430
Decrease/(increase) in trade receivables	230,877		(419,349)	(1,034,064)
Decrease in materials and supplies	39,224		6,121	14,432
Increase in prepayments and other receivables	(17,218)		(12,975)	(47,594)
Decrease in long-term receivable	7,000		3,000	2,000
Increase in trade payables	115,759		181,554	34,178
Increase/(decrease) in accruals and other payables	220,571		(179,412)	22,481
Net cash generated from operations	¥ 3,600,022	$ 523,601	¥ 2,962,704	¥ 2,212,863

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .